Collaboration Agreement (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Payments to acquire interest in joint venture	$ 240
Research and Development Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research commitments	490
Research and Development Arrangement | AbbVie Inc
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Accumulated payments for interest in subsidiary	750
Research and Development Arrangement | Calico
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Payments to acquire interest in joint venture	250
Research commitments	$ 500